Bank Loans - Summary of Reconciliation of Liabilities Arising from Financing Activities (Detail) - SGD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	$ 16,810
Non-cash changes:
Ending balance	0	$ 16,810
Bank loans [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	16,810	40,306
Financing cash flow	(17,057)	(31,114)
Bank loan transaction cost	50	416
Non-cash changes:
Accrued interest	170	6,666
Additions to lease liabilities	0	0
Lease modification	0	0
Acquired on acquisition of a subsidiary	0
Currency alignment	27	536
Ending balance	0	16,810
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Beginning balance	35,911	32,487
Financing cash flow	(19,729)	(19,632)
Bank loan transaction cost	0	0
Non-cash changes:
Accrued interest	1,554	1,529
Additions to lease liabilities	16,116	6,863
Lease modification	6,914	16,099
Acquired on acquisition of a subsidiary	176
Currency alignment	(2,480)	(1,435)
Ending balance	$ 38,462	$ 35,911